UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-4098

Name of Registrant: Vanguard Chester Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: September 30th

Date of reporting period: December 31, 2010

Item 1: Schedule of Investments

Vanguard PRIMECAP Fund

Schedule of Investments
As of December 31, 2010

		Market
		Value
	Shares	($000)
Common Stocks (98.0%)
Consumer Discretionary (11.1%)
* DIRECTV Class A	21,771,607	869,340
1 Whirlpool Corp.	5,900,000	524,097
* Amazon.com Inc.	2,446,000	440,280
Sony Corp. ADR	9,950,000	355,315
Target Corp.	3,619,000	217,611
* Kohl's Corp.	3,927,700	213,431
Walt Disney Co.	5,635,000	211,369
* Bed Bath & Beyond Inc.	3,650,975	179,445
TJX Cos. Inc.	3,475,000	154,255
Mattel Inc.	4,247,800	108,022
Carnival Corp.	1,358,000	62,617
* Eastman Kodak Co.	6,000,000	32,160
Lowe's Cos. Inc.	1,000,000	25,080
		3,393,022
Consumer Staples (0.9%)
Costco Wholesale Corp.	2,950,000	213,020
Procter & Gamble Co.	510,000	32,808
Kellogg Co.	398,000	20,330
PepsiCo Inc.	139,000	9,081
Avon Products Inc.	61,500	1,787
		277,026
Energy (8.2%)
Noble Energy Inc.	6,300,000	542,304
Schlumberger Ltd.	5,193,500	433,657
EOG Resources Inc.	3,816,000	348,821
Peabody Energy Corp.	5,141,300	328,940
Hess Corp.	3,910,000	299,271
* Plains Exploration & Production Co.	4,000,000	128,560
Petroleo Brasileiro SA ADR Type A	2,760,000	94,309
Cenovus Energy Inc.	2,275,000	75,621
National Oilwell Varco Inc.	1,038,000	69,805
Encana Corp.	1,825,000	53,144
ConocoPhillips	675,000	45,968
Petroleo Brasileiro SA ADR	697,830	26,406
* Transocean Ltd.	250,000	17,378
* Southwestern Energy Co.	400,000	14,972
Noble Corp.	200,000	7,154
		2,486,310
Financials (4.1%)
Marsh & McLennan Cos. Inc.	18,000,000	492,120
* Berkshire Hathaway Inc. Class B	2,500,000	200,275
Discover Financial Services	10,140,800	187,909
Chubb Corp.	2,550,000	152,082
Weyerhaeuser Co.	5,436,582	102,914
Bank of New York Mellon Corp.	1,900,000	57,380
Progressive Corp.	1,500,000	29,805

	Wells Fargo & Co.	600,000	18,594
			1,241,079
Health Care (20.7%)
*	Amgen Inc.	22,730,500	1,247,905
^	Novartis AG ADR	16,939,765	998,599
	Eli Lilly & Co.	27,908,000	977,896
*,1 Biogen Idec Inc.		12,550,400	841,504
	Medtronic Inc.	21,681,652	804,173
	Roche Holding AG	5,356,400	787,653
*	Boston Scientific Corp.	31,731,760	240,209
*	Life Technologies Corp.	3,291,000	182,651
	GlaxoSmithKline plc ADR	3,410,000	133,740
	Johnson & Johnson	1,400,000	86,590
	Sanofi-Aventis SA ADR	165,000	5,318
			6,306,238
Industrials (15.1%)
	FedEx Corp.	12,692,470	1,180,527
	CH Robinson Worldwide Inc.	8,166,000	654,832
	Southwest Airlines Co.	34,521,300	448,086
	Honeywell International Inc.	8,400,000	446,544
	Caterpillar Inc.	4,277,600	400,640
	United Parcel Service Inc. Class B	3,520,000	255,482
	Union Pacific Corp.	2,434,700	225,599
	Boeing Co.	3,140,000	204,916
	Deere & Co.	2,438,700	202,534
*,1 Alaska Air Group Inc.		2,410,000	136,623
*	AMR Corp.	15,504,550	120,780
	Canadian Pacific Railway Ltd.	1,841,800	119,367
	Donaldson Co. Inc.	1,600,000	93,248
	Expeditors International of Washington Inc.	1,040,000	56,784
	Granite Construction Inc.	1,500,000	41,145
	Pall Corp.	205,000	10,164
	Norfolk Southern Corp.	53,100	3,336
	Rockwell Automation Inc.	25,000	1,793
			4,602,400
Information Technology (30.9%)
	Oracle Corp.	35,930,800	1,124,634
	Texas Instruments Inc.	33,216,900	1,079,549
*	Google Inc. Class A	1,789,300	1,062,790
*,1 Intuit Inc.		17,141,400	845,071
	Microsoft Corp.	28,090,000	784,273
*	Adobe Systems Inc.	24,219,448	745,475
	QUALCOMM Inc.	9,901,500	490,025
*	EMC Corp.	17,796,800	407,547
	Hewlett-Packard Co.	7,950,000	334,695
	Telefonaktiebolaget LM Ericsson ADR	26,014,000	299,941
	Intel Corp.	13,900,000	292,317
	Corning Inc.	14,885,900	287,596
*	NVIDIA Corp.	15,380,000	236,852
*	Symantec Corp.	12,009,200	201,034
	Accenture plc Class A	4,136,200	200,564
*	Micron Technology Inc.	20,000,000	160,400
	Applied Materials Inc.	10,081,200	141,641
1	Plantronics Inc.	3,701,500	137,770
	ASML Holding NV ADR	3,372,500	129,302
*	Motorola Inc.	12,870,000	116,731
	KLA-Tencor Corp.	2,975,000	114,954

* Rambus Inc.		2,500,000	51,200
Activision Blizzard Inc.		3,650,000	45,406
* eBay Inc.		1,300,000	36,179
* Cisco Systems Inc.		1,725,000	34,897
* Entegris Inc.		2,583,472	19,298
* Yahoo! Inc.		1,000,000	16,630
* Dell Inc.		1,000,000	13,550
* Apple Inc.		40,000	12,902
Altera Corp.		300,000	10,674
			9,433,897
Materials (6.8%)
Potash Corp. of Saskatchewan Inc.		6,900,000	1,068,327
Monsanto Co.		10,292,360	716,760
Domtar Corp.		1,023,560	77,709
Freeport-McMoRan Copper & Gold Inc.		600,000	72,054
Vulcan Materials Co.		1,600,000	70,976
Praxair Inc.		600,000	57,282
			2,063,108
Telecommunication Services (0.1%)
* Sprint Nextel Corp.		10,530,000	44,542

Utilities (0.1%)
* AES Corp.		1,922,600	23,417
NextEra Energy Inc.		179,440	9,329
			32,746
Total Common Stocks (Cost $19,941,233)			29,880,368
			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (2.2%)
Money Market Fund (2.2%)
[2,3] Vanguard Market Liquidity Fund (Cost $685,728)
	0.211%	685,727,880	685,728

Total Investments (100.2%) (Cost $20,626,961)			30,566,096
Other Assets and Liabilities-Net (-0.2%)[2]			(59,838)
Net Assets (100%)			30,506,258

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $5,423,000.
1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2 Includes $5,612,000 of collateral received for securities on loan.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an

PRIMECAP Fund

independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of December 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	29,092,715	787,653	—
Temporary Cash Investments	685,728	—	—
Total	29,778,443	787,653	—

D. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

PRIMECAP Fund

			Current Period Transactions
			Proceeds
	Sept. 30, 2010		from		Dec. 31, 2010
	Market	Purchases	Securities	Dividend	Market
	Value	at Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
Alaska Air Group Inc.	122,982	—	—	—	136,623
Biogen Idec Inc.	704,329	—	—	—	841,504
Intuit Inc.	750,965	—	—	—	845,071
Plantronics Inc.	125,037	—	—	185	137,770
Whirlpool Corp.	477,664	—	—	2,537	524,097
	2,180,977			2,722	2,485,065

E. At December 31, 2010, the cost of investment securities for tax purposes was $20,626,961,000. Net unrealized appreciation of investment securities for tax purposes was $9,939,135,000, consisting of unrealized gains of $11,887,813,000 on securities that had risen in value since their purchase and $1,948,678,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement Income Fund

Schedule of Investments
As of December 31, 2010

		Market
		Value
	Shares	($000)
Investment Companies (100.2%)
U.S. Stock Funds (21.2%)
Vanguard Total Stock Market Index Fund Investor Shares	26,257,551	828,688
Vanguard Total Stock Market ETF	200,000	12,986
		841,674
International Stock Fund (8.8%)
Vanguard Total International Stock Index Fund Investor Shares	22,217,104	350,142

Bond Funds (65.2%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	170,633,567	1,791,652
Vanguard Inflation-Protected Securities Fund Investor Shares	60,647,913	788,423
		2,580,075
Money Market Funds (5.0%)
Vanguard Prime Money Market Fund Investor Shares	194,174,596	194,175
1 Vanguard Market Liquidity Fund, 0.211%	2,690,310	2,690
		196,865
Total Investment Companies (Cost $3,748,364)		3,968,756
Total Investments (100.2%) (Cost $3,748,364)		3,968,756
Other Assets and Liabilities-Net (-0.2%)		(9,108)
Net Assets (100%)		3,959,648

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2010, 100% of the fund's investments were valued based on Level 1 inputs.

C. At December 31, 2010, the cost of investment securities for tax purposes was $3,748,364,000. Net unrealized appreciation of investment securities for tax purposes was $220,392,000, consisting of unrealized gains of $221,194,000 on securities that had risen in value since their purchase and $802,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2005 Fund

Schedule of Investments
As of December 31, 2010

		Market
		Value
	Shares	($000)
Investment Companies (100.3%)
U.S. Stock Funds (24.4%)
Vanguard Total Stock Market Index Fund Investor Shares	16,822,101	530,906
Vanguard Total Stock Market ETF	100,000	6,493
		537,399
International Stock Fund (10.2%)
Vanguard Total International Stock Index Fund Investor Shares	14,233,074	224,313

Bond Funds (61.9%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	92,228,526	968,400
Vanguard Inflation-Protected Securities Fund Investor Shares	30,303,032	393,939
		1,362,339
Money Market Funds (3.8%)
Vanguard Prime Money Market Fund Investor Shares	82,446,403	82,446
1 Vanguard Market Liquidity Fund, 0.211%	939,840	940
		83,386
Total Investments (100.3%) (Cost $2,065,333)		2,207,437
Other Assets and Liabilities-Net (-0.3%)		(6,507)
Net Assets (100%)		2,200,930

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2010, 100% of the fund's investments were valued based on Level 1 inputs.

C. At December 31, 2010, the cost of investment securities for tax purposes was $2,065,333,000. Net unrealized appreciation of investment securities for tax purposes was $142,104,000, consisting of unrealized gains of $142,137,000 on securities that had risen in value since their purchase and $33,000 in unrealized losses on securities that had fallen in value since their purchase.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Vanguard Target Retirement 2010 Fund

Schedule of Investments
As of December 31, 2010

		Market
		Value
	Shares	($000)
Investment Companies (100.3%)
U.S. Stock Funds (35.0%)
Vanguard Total Stock Market Index Fund Investor Shares	49,533,511	1,563,278
Vanguard Total Stock Market ETF	200,000	12,986
		1,576,264
International Stock Fund (14.0%)
Vanguard Total International Stock Index Fund Investor Shares	40,127,373	632,407

Bond Funds (51.0%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	173,873,878	1,825,676
Vanguard Inflation-Protected Securities Fund Investor Shares	36,552,054	475,176
		2,300,852
Money Market Funds (0.3%)
Vanguard Prime Money Market Fund Investor Shares	12,571,773	12,572
1 Vanguard Market Liquidity Fund, 0.211%	2,782,684	2,783
		15,355
Total Investment Companies (Cost $4,329,800)		4,524,878
Other Assets and Liabilities-Net (-0.3%)		(14,603)
Net Assets (100%)		4,510,275

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2010, 100% of the fund's investments were valued based on Level 1 inputs.

C. At December 31, 2010, the cost of investment securities for tax purposes was $4,329,800,000. Net unrealized appreciation of investment securities for tax purposes was $195,078,000, consisting of unrealized gains of $196,764,000 on securities that had risen in value since their purchase and $1,686,000 in unrealized losses on securities that had fallen in value since their purchase.

Target Retirement 2010 Fund

Vanguard Target Retirement 2015 Fund

Schedule of Investments
As of December 31, 2010

		Market
		Value
	Shares	($000)
Investment Companies (100.2%)
U.S. Stock Funds (42.2%)
Vanguard Total Stock Market Index Fund Investor Shares	176,953,745	5,584,660
Vanguard Total Stock Market ETF	800,000	51,944
		5,636,604
International Stock Fund (16.9%)
Vanguard Total International Stock Index Fund Investor Shares	142,917,108	2,252,374

Bond Funds (41.1%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	512,322,624	5,379,387
Vanguard Inflation-Protected Securities Fund Investor Shares	8,792,743	114,306
		5,493,693
Total Investment Companies (Cost $12,502,122)		13,382,671
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 0.211% (Cost $7,129)	7,128,527	7,129

Total Investments (100.3%) (Cost $12,509,251)		13,389,800
Other Assets and Liabilities-Net (-0.3%)		(35,989)
Net Assets (100%)		13,353,811

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2010, 100% of the fund's investments were valued based on Level 1 inputs.

C. At December 31, 2010, the cost of investment securities for tax purposes was $12,509,251,000. Net unrealized appreciation of investment securities for tax purposes was $880,549,000, consisting of unrealized gains of $886,625,000 on securities that had risen in value since their purchase and $6,076,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2020 Fund

Schedule of Investments
As of December 31, 2010

		Market
		Value
	Shares	($000)
Investment Companies (100.1%)
U.S. Stock Funds (47.3%)
Vanguard Total Stock Market Index Fund Investor Shares	149,571,155	4,720,466
Vanguard Total Stock Market ETF	700,000	45,451
		4,765,917
International Stock Fund (19.2%)
Vanguard Total International Stock Index Fund Investor Shares	122,889,219	1,936,734

Bond Fund (33.6%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	321,844,878	3,379,371

Total Investment Companies (Cost $9,382,326)		10,082,022
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 0.211% (Cost $10,209)	10,208,723	10,209

Total Investments (100.2%) (Cost $9,392,535)		10,092,231
Other Assets and Liabilities-Net (-0.2%)		(21,735)
Net Assets (100%)		10,070,496

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2010, 100% of the fund's investments were valued based on Level 1 inputs.

C. At December 31, 2010, the cost of investment securities for tax purposes was $9,392,535,000. Net unrealized appreciation of investment securities for tax purposes was $699,696,000, consisting of unrealized gains of $705,407,000 on securities that had risen in value since their purchase and $5,711,000 in unrealized losses on securities that had fallen in value since their purchase.

Target Retirement 2020 Fund

Vanguard Target Retirement 2025 Fund

Schedule of Investments
As of December 31, 2010

		Market
		Value
	Shares	($000)
Investment Companies (100.1%)
U.S. Stock Funds (53.3%)
Vanguard Total Stock Market Index Fund Investor Shares	250,505,277	7,905,947
Vanguard Total Stock Market ETF	1,200,000	77,916
		7,983,863
International Stock Fund (20.8%)
Vanguard Total International Stock Index Fund Investor Shares	197,936,883	3,119,485

Bond Fund (26.0%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	371,174,748	3,897,335

Total Investment Companies (Cost $13,852,720)		15,000,683
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 0.211% (Cost $13,493)	13,493,032	13,493

Total Investments (100.2%) (Cost $13,866,213)		15,014,176
Other Assets and Liabilities-Net (-0.2%)		(27,042)
Net Assets (100%)		14,987,134

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2010, 100% of the fund's investments were valued based on Level 1 inputs.

C. At December 31, 2010, the cost of investment securities for tax purposes was $13,866,213,000. Net unrealized appreciation of investment securities for tax purposes was $1,147,963,000, consisting of unrealized gains of $1,156,428,000 on securities that had risen in value since their purchase and $8,465,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2030 Fund

Schedule of Investments
As of December 31, 2010

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (57.7%)
Vanguard Total Stock Market Index Fund Investor Shares	135,993,547	4,291,956
Vanguard Total Stock Market ETF	600,000	38,958
		4,330,914
International Stock Fund (23.9%)
Vanguard Total International Stock Index Fund Investor Shares	113,551,373	1,789,570

Bond Fund (18.4%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	131,723,524	1,383,097

Total Investment Companies (Cost $6,829,679)		7,503,581
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 0.211% (Cost $9,503)	9,502,937	9,503

Total Investments (100.1%) (Cost $6,839,182)		7,513,084
Other Assets and Liabilities-Net (-0.1%)		(8,376)
Net Assets (100%)		7,504,708

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2010, 100% of the fund's investments were valued based on Level 1 inputs.

C. At December 31, 2010, the cost of investment securities for tax purposes was $6,839,182,000. Net unrealized appreciation of investment securities for tax purposes was $673,902,000, consisting of unrealized gains of $678,675,000 on securities that had risen in value since their purchase and $4,773,000 in unrealized losses on securities that had fallen in value since their purchase.

Target Retirement 2030 Fund

Vanguard Target Retirement 2035 Fund

Schedule of Investments
As of December 31, 2010

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (63.8%)
Vanguard Total Stock Market Index Fund Investor Shares	207,477,022	6,547,975
Vanguard Total Stock Market ETF	900,000	58,437
		6,606,412
International Stock Fund (25.3%)
Vanguard Total International Stock Index Fund Investor Shares	166,009,578	2,616,311

Bond Fund (10.9%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	107,271,586	1,126,352

Total Investment Companies (Cost $9,430,856)		10,349,075
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 0.211% (Cost $11,190)	11,190,000	11,190

Total Investments (100.1%) (Cost $9,442,046)		10,360,265
Other Assets and Liabilities-Net (-0.1%)		(7,117)
Net Assets (100%)		10,353,148

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2010, 100% of the fund's investments were valued based on Level 1 inputs.

C. At December 31, 2010, the cost of investment securities for tax purposes was $9,442,046,000. Net unrealized appreciation of investment securities for tax purposes was $918,219,000, consisting of unrealized gains of $925,084,000 on securities that had risen in value since their purchase and $6,865,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2040 Fund

Schedule of Investments
As of December 31, 2010

		Market
		Value
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Funds (63.0%)
Vanguard Total Stock Market Index Fund Investor Shares	89,142,637	2,813,342
Vanguard Total Stock Market ETF	300,000	19,479
		2,832,821
International Stock Fund (26.8%)
Vanguard Total International Stock Index Fund Investor Shares	76,625,193	1,207,613

Bond Fund (10.1%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	43,284,087	454,483

Total Investment Companies (Cost $4,010,913)		4,494,917
Temporary Cash Investment (0.2%)
Money Market Fund (0.2%)
1 Vanguard Market Liquidity Fund, 0.211% (Cost $10,201)	10,201,434	10,201

Total Investments (100.1%) (Cost $4,021,114)		4,505,118
Other Assets and Liabilities-Net (-0.1%)		(5,248)
Net Assets (100%)		4,499,870

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2010, 100% of the fund's investments were valued based on Level 1 inputs.

C. At December 31, 2010, the cost of investment securities for tax purposes was $4,021,114,000. Net unrealized appreciation of investment securities for tax purposes was $484,004,000, consisting of unrealized gains of $486,194,000 on securities that had risen in value since their purchase and $2,190,000 in unrealized losses on securities that had fallen in value since their purchase.

Target Retirement 2040 Fund

Vanguard Target Retirement 2045 Fund

Schedule of Investments
As of December 31, 2010

		Market
		Value
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Funds (64.2%)
Vanguard Total Stock Market Index Fund Investor Shares	113,047,116	3,567,767
Vanguard Total Stock Market ETF	500,000	32,465
		3,600,232
International Stock Fund (25.6%)
Vanguard Total International Stock Index Fund Investor Shares	91,028,453	1,434,608

Bond Fund (10.1%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	54,055,136	567,579

Total Investment Companies (Cost $5,073,168)		5,602,419
Temporary Cash Investment (0.2%)
Money Market Fund (0.2%)
1 Vanguard Market Liquidity Fund, 0.211% (Cost $11,065)	11,064,764	11,065

Total Investments (100.1%) (Cost $5,084,233)		5,613,484
Other Assets and Liabilities-Net (-0.1%)		(3,057)
Net Assets (100%)		5,610,427

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

C. At December 31, 2010, 100% of the fund's investments were valued based on Level 1 inputs.

At December 31, 2010, the cost of investment securities for tax purposes was $5,084,233,000. Net unrealized appreciation of investment securities for tax purposes was $529,251,000, consisting of unrealized gains of $532,993,000 on securities that had risen in value since their purchase and $3,742,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2050 Fund

Schedule of Investments
As of December 31, 2010

		Market
		Value
	Shares	($000)
Investment Companies (99.7%)
U.S. Stock Funds (63.4%)
Vanguard Total Stock Market Index Fund Investor Shares	35,963,826	1,135,018
Vanguard Total Stock Market ETF	200,000	12,986
		1,148,004
International Stock Fund (26.2%)
Vanguard Total International Stock Index Fund Investor Shares	30,033,072	473,321

Bond Fund (10.1%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	17,461,010	183,341

Total Investment Companies (Cost $1,593,097)		1,804,666
Temporary Cash Investment (0.4%)
Money Market Fund (0.4%)
1 Vanguard Market Liquidity Fund, 0.211% (Cost $6,551)	6,550,515	6,551

Total Investments (100.1%) (Cost $1,599,648)		1,811,217
Other Assets and Liabilities-Net (-0.1%)		(1,295)
Net Assets (100%)		1,809,922

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2010, 100% of the fund's investments were valued based on Level 1 inputs.

C. At December 31, 2010, the cost of investment securities for tax purposes was $1,599,648,000. Net unrealized appreciation of investment securities for tax purposes was $211,569,000, consisting of unrealized gains of $212,986,000 on securities that had risen in value since their purchase and $1,417,000 in unrealized losses on securities that had fallen in value since their purchase.

Target Retirement 2050 Fund

Vanguard Target Retirement 2055 Fund

Schedule of Investments
As of December 31, 2010

		Market
		Value
	Shares	($000)
Investment Companies (98.8%)
U.S. Stock Fund (62.0%)
Vanguard Total Stock Market Index Fund Investor Shares	392,826	12,397

International Stock Fund (26.8%)
Vanguard Total International Stock Index Fund Investor Shares	339,454	5,350

Bond Fund (10.0%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	189,794	1,993

Total Investment Companies (Cost $19,072)		19,740
Temporary Cash Investment (0.6%)
Money Market Fund (0.6%)
1 Vanguard Market Liquidity Fund, 0.211% (Cost $116)	115,646	116

Total Investments (99.4%) (Cost $19,188)		19,856
Other Assets and Liabilities-Net (0.6%)		124
Net Assets (100%)		19,980

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2010, 100% of the fund's investments were valued based on Level 1 inputs.

C. At December 31, 2010, the cost of investment securities for tax purposes was $19,188,000. Net unrealized appreciation of investment securities for tax purposes was $668,000, consisting of unrealized gains of $699,000 on securities that had risen in value since their purchase and $31,000 in unrealized losses on securities that had fallen in value since their purchase.

Target Retirement 2055 Fund

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD CHESTER FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 17, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CHESTER FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 17, 2011

VANGUARD CHESTER FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: February 17, 2011

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683, Incorporated by Reference.